SHARE-BASED PAYMENTS (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended						24 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		24 Months Ended	1 Months Ended		12 Months Ended						24 Months Ended	12 Months Ended			24 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 Minimum [Member] CNY	Dec. 31, 2010 Minimum [Member] CNY	Dec. 31, 2011 Maximum [Member] CNY	Dec. 31, 2010 Maximum [Member] CNY	Dec. 20, 2011 Employee Share Options [Member] USD ($)	Dec. 20, 2011 Employee Share Options [Member] CNY	Dec. 31, 2012 Employee Share Options [Member] USD ($)	Dec. 31, 2012 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] USD ($)	Dec. 31, 2011 Employee Share Options [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] USD ($)	Dec. 31, 2010 Employee Share Options [Member] CNY	Dec. 31, 2011 Employee Share Options [Member]	Dec. 31, 2011 Employee Share Options [Member] Minimum [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] Maximum [Member] CNY	Dec. 31, 2010 Employee Share Options [Member] Maximum [Member] CNY	Dec. 31, 2011 Employee Share Options [Member] Maximum [Member] CNY	Dec. 20, 2011 Conditional Share Options [Member] USD ($)	Dec. 20, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] USD ($)	Dec. 31, 2012 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] USD ($)	Dec. 31, 2011 Conditional Share Options [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] USD ($)	Dec. 31, 2010 Conditional Share Options [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member]	Dec. 31, 2012 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Minimum [Member] CNY	Dec. 31, 2012 Conditional Share Options [Member] Maximum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Maximum [Member] CNY	Dec. 31, 2010 Conditional Share Options [Member] Maximum [Member] CNY	Dec. 31, 2011 Conditional Share Options [Member] Maximum [Member] CNY
SHARE-BASED PAYMENTS [Abstract]
Number of shares authorized	14,630,327
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								248,000	248,000	230,000	230,000	62,960	62,960	242,960									2,226,600	2,226,600	1,165,600	1,165,600	3,604,800	3,604,800	4,370,400
Contractual term								7 years	7 years	7 years	7 years					7 years			10 years				7 years	7 years	7 years	7 years						6 years 9 months 18 days				10 years
Exercise price							3.79		2.86		3.79		4.08		5.79	4.16	4.70	7.25	4.7	7.25		3.79		2.95		3.79		3.77		2.86	5.79	3.58	4.70	2.99	7.25	6.26	7.25
Grant-date fair value								$ 400	2,545	$ 774	4,997	$ 137	928										$ 3,522	22,428	$ 3,921	25,325	$ 10,835	72,146
Options expected to vest						239,720	239,720	1,819,034	1,819,034												3,569,200	3,569,200	6,149,336	6,149,336
Incremental compensation cost						43	268														766	4,822
Incremental compensation cost, amount recognized immediately						7	43														123	776
Vesting percentage, first								25.00%	25.00%														25.00%	25.00%
Vesting percentage, second								75.00%	75.00%														75.00%	75.00%
Vesting period								3 years	3 years														3 years	3 years
Aggregate fair value of share options	10.26	21.40	13.00	22.92	21.50				1.61		3.37		2.18											1.58		3.37		3.01		9.51	21.40	10.52		11.12	22.92	21.50
Options exercised, intrinsic value								629	3,920		8,997		25,503
Unrecognized compensation costs								$ 380	2,365														$ 4,231	26,358
Unrecognized compensation costs, recognition period								9 months 7 days	9 months 7 days														2 years 4 months 28 days	2 years 4 months 28 days
Contingent vesting, performance criteria measurement period																														10 months				12 months